UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3954

Dreyfus Tax Exempt Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Tax Exempt Cash Management

October 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.2%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--5.2%
Birmingham,
GO Notes, Refunding	5.00	2/1/14	3,535,000		3,577,122
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects)	0.23	11/7/13	15,000,000	a	15,000,000
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.05	11/1/13	6,800,000	a	6,800,000
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.09	11/1/13	13,000,000	a	13,000,000
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.09	11/1/13	9,700,000	a	9,700,000
Eutaw Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.05	11/1/13	5,000,000	a	5,000,000
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.14	11/7/13	14,000,000	a	14,000,000
Tuscaloosa County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (Hunt
Refining Project) (LOC; Bank
of Nova Scotia)	0.10	11/7/13	15,000,000	a	15,000,000
Tuscaloosa County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (Hunt
Refining Project) (LOC; Bank
of Nova Scotia)	0.10	11/7/13	20,000,000	a	20,000,000
Tuscaloosa County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (Hunt
Refining Project) (LOC;
Sumitomo Mitsui Banking
Corporation)	0.10	11/7/13	20,000,000	a	20,000,000

Arizona--4.1%
Arizona,
Unemployment Insurance TAN	1.50	5/21/14	12,000,000		12,086,913
Arizona Health Facilities
Authority, Revenue, Refunding
(Phoenix Children's Hospital)
(P-FLOATS Series MT-836)
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.28	11/7/13	10,495,000 a,b,c		10,495,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1082) (Arizona

Health Facilities Authority,
Revenue (Catholic Healthcare
West)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.13	11/7/13	18,250,000	a,b,c	18,250,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1086) (Phoenix
Industrial Development
Authority, LR (Rowan
University Project))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.13	11/7/13	37,220,000 a,b,c		37,220,000
Phoenix Civic Improvement
Corporation, Water System
Revenue, CP (LOC; Royal Bank
of Canada)	0.12	12/4/13	17,000,000		17,000,000

California--1.5%
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	0.09	11/7/13	15,000,000	a	15,000,000
Sacramento City Financing
Authority, Revenue, Refunding
(Master Lease Program
Facilities) (P-FLOATS Series
PT-4698) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.16	11/7/13	20,835,000 a,b,c		20,835,000

Colorado--3.0%
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (The Nature
Conservancy Project)	0.09	11/7/13	16,200,000	a	16,200,000
Sheridan Redevelopment Agency,
Tax Increment Revenue,
Refunding (South Santa Fe
Drive Corridor Redevelopment
Project) (LOC; JPMorgan Chase
Bank)	0.14	11/7/13	10,000,000	a	10,000,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.09	11/7/13	45,000,000	a	45,000,000

Connecticut--1.5%
Bridgeport,
GO Notes, TAN	1.00	2/18/14	35,000,000		35,083,473

Delaware--1.1%
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.07	11/7/13	25,000,000	a	25,000,000

District of Columbia--.9%
District of Columbia,
Revenue (American Legacy
Foundation Issue)	0.07	11/7/13	22,000,000	a	22,000,000

Florida--2.2%
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health
System)	0.15	2/13/14	24,000,000		24,000,000
Jacksonsville Electric Authority,
Electric System Revenue, CP
(Liquidity Facililty; U.S.
Bank NA)	0.10	11/7/13	10,000,000		10,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.15	1/7/14	10,000,000		10,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.15	3/14/14	7,000,000		7,000,000

Georgia--2.6%
Athens-Clarke County Unified
Government, GO Sales Tax Bonds
(Jail Expansion Project)	2.00	12/1/13	4,500,000		4,506,673
Cobb County Hospital Authority,
RAC (Equipment Pool Project)
(LOC; Wells Fargo Bank)	0.08	11/7/13	11,300,000	a	11,300,000
Fulton County,
General Fund TAN	2.00	12/31/13	15,000,000		15,044,883
Fulton County Development
Authority, Revenue (Children's
Healthcare of Atlanta, Inc.
Project) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.12	11/7/13	4,985,000	a	4,985,000
Georgia,
GO Notes	2.00	2/1/14	5,285,000		5,309,343
Putnam County Development
Authority, PCR (Georgia Power
Company Plant Branch Project)	0.10	11/1/13	18,500,000	a	18,500,000

Illinois--2.6%
Deutsche Bank Spears/Lifers Trust
(Series DBE-502) (Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.12	11/7/13	16,560,000	a,b,c	16,560,000
Illinois Development Finance
Authority, Revenue (Evanston
Northwestern Healthcare
Corporation) (Liquidity
Facility; Wells Fargo Bank)	0.05	11/1/13	4,000,000	a	4,000,000
Illinois Educational Facilities
Authority, Revenue (Saint
Xavier University Project)
(LOC; Bank of America)	0.10	11/7/13	8,105,000	a	8,105,000
Illinois Finance Authority,
IDR (Fitzpatrick Brothers,
Inc. Project) (Liquidity

Facility; Northern Trust
Company)	0.11	11/7/13	3,990,000	a	3,990,000
Illinois Finance Authority,
Revenue, CP (Hospital Sisters
Services, Inc.)	0.12	11/18/13	25,000,000		25,000,000
Lake County,
MFHR (Whispering Oaks
Apartments Project) (LOC;
FHLMC)	0.07	11/7/13	3,250,000	a	3,250,000

Indiana--.4%
Deutsche Bank Spears/Lifers Trust
(Series DBE-549) (Boone County
Hospital Association, LR,
Refunding) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.18	11/7/13	8,395,000 a,b,c		8,395,000

Kentucky--.6%
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Subordinated Revenue, BAN	2.00	12/4/13	13,000,000		13,020,689

Louisiana--4.0%
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.05	11/1/13	18,800,000	a	18,800,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.07	11/7/13	13,100,000	a	13,100,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.07	11/7/13	11,000,000	a	11,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.07	11/7/13	26,750,000	a	26,750,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.08	11/7/13	14,330,000	a	14,330,000
Port of New Orleans Board of
Commissioners, Subordinate
Lien Revenue, Refunding (LOC;
FHLB)	0.08	11/7/13	8,650,000	a	8,650,000

Maryland--2.5%
Baltimore County,
GO Notes (Baltimore County
Metropolitan District)	5.00	2/1/14	3,230,000		3,268,661
Frederick County,
Revenue (Homewood, Inc.
Facility) (LOC; M&T Trust)	0.10	11/7/13	10,500,000	a	10,500,000
Frederick County,
Revenue, Refunding
(Manekin-Frederick Associates
Facility) (LOC; M&T Trust)	0.22	11/7/13	1,690,000	a	1,690,000
Maryland Economic Development
Corporation, Revenue (Easter

Seals Facility) (LOC; M&T
Trust)	0.15	11/7/13	6,390,000	a	6,390,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (De Matha
Catholic High School Issue)
(LOC; Branch Banking and Trust
Co.)	0.08	11/7/13	9,115,000	a	9,115,000
Maryland Stadium Authority,
Sports Facilities LR,
Refunding (Football Stadium
Issue) (Liquidity Facility;
Sumitomo Mitsui Banking Corp.)	0.07	11/7/13	16,900,000	a	16,900,000
Montgomery County,
Revenue (CHE Trinity Health
Credit Group)	0.10	12/2/13	11,000,000		11,000,000

Massachusetts--.1%
Massachusetts Bay Transportation
Authority, General
Transportation System Revenue
(Liquidity Facility; Bank of
America)	0.14	11/7/13	2,715,000	a	2,715,000

Michigan--2.6%
Board of Trustees of the Michigan
State University, CP	0.12	12/12/13	18,220,000		18,220,000
Michigan Housing Development
Authority, SFMR (Liquidity
Facility; FHLB)	0.08	11/7/13	20,000,000	a	20,000,000
RBC Municipal Products Inc. Trust
(Series E-49) (Michigan
Finance Authority, HR (CHE
Trinity Health Credit Group))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.08	11/7/13	12,000,000 a,b,c		12,000,000
Waterford Charter Township
Economic Development
Corporation, LOR, Refunding
(Canterbury Health Care, Inc.
Project) (LOC; FHLB)	0.08	11/7/13	9,850,000	a	9,850,000

Minnesota--1.3%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1214) (Saint Paul
Housing and Redevelopment
Authority, District Cooling
Revenue, Refunding) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.18	11/7/13	10,235,000 a,b,c		10,235,000
RBC Municipal Products Inc. Trust
(Series E-19) (Minneapolis,
Health Care System Revenue
(Fairview Health Services))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.08	11/7/13	10,000,000 a,b,c		10,000,000
Southern Minnesota Municipal Power
Agency, Power Supply System

Revenue, CP (Liquidity
Facility; U.S. Bank NA)	0.12	12/5/13	11,000,000		11,000,000

Mississippi--.6%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.05	11/1/13	3,800,000	a	3,800,000
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.05	11/1/13	11,000,000	a	11,000,000

Missouri--3.3%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Saint Louis University) (LOC;
Wells Fargo Bank)	0.05	11/1/13	12,000,000	a	12,000,000
Missouri Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior
Health Group)	0.08	11/7/13	7,100,000	a	7,100,000
RBC Municipal Products Inc. Trust
(Series E-47) (Missouri Health
and Educational Facilities
Authority, Health Facilities
Revenue (BJC Health System))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.08	11/7/13	25,000,000 a,b,c		25,000,000
Saint Louis,
Airport Revenue, Refunding
(Lambert-Saint Louis
International Airport) (Spears
Trust Series DB-161)
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.11	11/7/13	29,875,000	a,b,c	29,875,000
Saint Louis Regional Convention
and Sports Complex Authority,
Convention and Sports Facility
Revenue, Refunding	2.00	8/15/14	3,565,000		3,609,706

Nebraska--3.8%
Lincoln,
Electric System Revenue, CP
(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ)	0.13	11/14/13	15,000,000		15,000,000
Nebraska Investment Finance
Authority, SFHR (Liquidity
Facility; FHLB)	0.09	11/7/13	21,700,000	a	21,700,000
Public Power Generation Agency of
Nebraska, Revenue (Whelan
Energy Center Unit Number 2)
(Liquidity Facility; Citibank
NA and LOC; Berkshire Hathaway
Assurance Corporation)	0.10	11/7/13	51,470,000 a,b,c		51,470,000

Nevada--.7%

Clark County,
Airport System Junior
Subordinate Lien Revenue	2.00	7/1/14	7,900,000		7,986,162
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Citibank NA)	0.09	11/7/13	8,100,000	a	8,100,000

New Hampshire--1.7%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue)	0.08	11/1/13	17,635,000	a	17,635,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.08	11/1/13	22,800,000	a	22,800,000

New York--7.3%
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Trust)	0.13	11/7/13	8,000,000	a	8,000,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Arbor Ridge
at Brookmeade Project) (LOC;
M&T Trust)	0.13	11/7/13	8,935,000	a	8,935,000
Hammondsport Central School
District, GO Notes, BAN	1.25	6/20/14	5,000,000		5,026,756
Lancaster Industrial Development
Agency, Civic Facility Revenue
(GreenField Manor, Inc.
Project) (LOC; M&T Trust)	0.15	11/7/13	5,765,000	a	5,765,000
Nassau County Industrial
Development Agency, Civic
Facility Improvement Revenue,
Refunding (Cold Spring Harbor
Laboratory Project) (Liquidity
Facility; TD Bank)	0.07	11/1/13	12,080,000	a	12,080,000
New York City,
GO Notes (LOC; Sumitomo Mitsui
Banking Corp.)	0.07	11/7/13	22,700,000	a	22,700,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; U.S. Bank
NA)	0.07	11/1/13	12,610,000	a	12,610,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; JPMorgan Chase Bank)	0.08	11/1/13	21,900,000	a	21,900,000
New York City Transitional Finance
Authority, Future Tax Secured
Senior Revenue, Refunding)
(LOC; The Bank of
Tokyo-Mitsubishi UFJ)	0.08	11/7/13	5,000,000	a	5,000,000
New York State Housing Finance

Agency, Housing Revenue (505
West 37th Street) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.09	11/1/13	4,200,000	a	4,200,000
South Jefferson Central School
District, GO Notes, BAN	1.50	6/20/14	3,915,000		3,942,131
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Community
Development Properties Ithaca,
Inc. Project) (LOC; M&T Trust)	0.20	11/7/13	8,975,000	a	8,975,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; California Public
Employees Retirement System)	0.07	11/1/13	4,500,000	a	4,500,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; California Public
Employees Retirement System)	0.07	11/7/13	15,000,000	a	15,000,000
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (MTA Bridges and
Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.09	11/1/13	31,600,000	a	31,600,000

North Carolina--1.9%
Charlotte,
COP, Refunding (Governmental
Facilities Project) (Liquidity
Facility; Wells Fargo Bank)	0.07	11/7/13	10,000,000	a	10,000,000
Guilford County,
GO Notes (Liquidity Facility;
Branch Banking and Trust Co.)	0.08	11/7/13	11,600,000	a	11,600,000
Winston-Salem,
Water and Sewer System Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.09	11/7/13	6,900,000	a	6,900,000
Winston-Salem,
Water and Sewer System Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.09	11/7/13	16,120,000	a	16,120,000

Ohio--.9%
Akron,
Health Benefit Claims, BAN
(Special Obligations - Income
Tax Supported)	1.13	3/13/14	1,600,000		1,604,178
Allen County,
Hospital Facilities Revenue,
(Catholic Health Partners)	0.09	11/7/13	17,500,000	a	17,500,000
Lucas County,
GO Notes, BAN (Various Purpose
Improvement)	1.00	7/16/14	2,600,000		2,613,126

Oklahoma--.2%
Oklahoma Water Resource Board,
Revenue (Liquidity Facility;

State Street Bank and Trust
Co.)	0.30	12/2/13	3,545,000		3,545,000

Oregon--.9%
Oregon,
GO Notes, TAN	1.50	7/31/14	20,000,000		20,197,851

Pennsylvania--7.9%
Adams County Industrial
Development Authority, Revenue
(The Brethren Home Community
Project) (LOC; PNC Bank NA)	0.09	11/7/13	3,000,000	a	3,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1021)
(Pennsylvania Higher Education
Facilities Authority, Revenue
(Student Association, Inc.
Student Housing Project at
California University of
Pennsylvania)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.18	11/7/13	32,160,000 a,b,c		32,160,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Trust)	0.13	11/7/13	10,365,000	a	10,365,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Trust)	0.13	11/7/13	3,915,000	a	3,915,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.06	11/7/13	11,600,000	a	11,600,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.06	11/7/13	12,600,000	a	12,600,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.06	11/7/13	9,600,000	a	9,600,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.06	11/7/13	9,500,000	a	9,500,000
General Authority of South Central
Pennsylvania, Revenue
(Lutheran Social Services of
South Central Pennsylvania
Project) (LOC; M&T Trust)	0.15	11/7/13	15,295,000	a	15,295,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.13	11/7/13	16,310,000	a	16,310,000
Lancaster County Hospital
Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Trust)	0.08	11/7/13	32,180,000	a	32,180,000
Lancaster County Hospital

Authority, Revenue (Landis
Home Retirement Community
Project) (LOC; M&T Trust)	0.15	11/7/13	7,810,000	a	7,810,000
Mars Area School District,
GO Notes	1.00	2/28/14	3,150,000		3,156,817
North Penn Water Authority,
Water Revenue (LOC; U.S. Bank
NA)	0.08	11/7/13	11,800,000	a	11,800,000
Ridley School District,
GO Notes (LOC; TD Bank)	0.08	11/7/13	2,600,000	a	2,600,000
York General Authority,
Revenue (Strand-Capitol
Performing Arts Center
Project) (LOC; M&T Trust)	0.15	11/7/13	1,845,000	a	1,845,000

Tennessee--5.1%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.09	11/7/13	3,045,000	a	3,045,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.09	11/7/13	6,000,000	a	6,000,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.09	11/7/13	2,000,000	a	2,000,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.09	11/7/13	9,510,000	a	9,510,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.09	11/7/13	8,685,000	a	8,685,000
Industrial Development Board of
Blount County and the Cities
of Alcoa and Maryville, Local
Government Public Improvement
Revenue (Maryville Civic Arts
Center Project) (LOC; Branch
Banking and Trust Co.)	0.09	11/7/13	2,000,000	a	2,000,000
Memphis,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.11	11/12/13	30,000,000		30,000,000
Memphis,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.13	12/18/13	12,000,000		12,000,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility:
California Public Employees
Retirement System, California
State Teachers Retirement

System and State Street Bank
and Trust Co.)	0.12	1/14/14	22,500,000		22,500,000
Shelby County Health Educational
and Housing Facility Board,
Educational Facilities Revenue
(Rhodes College) (LOC; Wells
Fargo Bank)	0.08	11/7/13	7,730,000	a	7,730,000
Tennessee,
CP (Liquidity Facility;
Tennessee Consolidated
Retirement System)	0.14	11/13/13	15,000,000		15,000,000

Texas--20.7%
Allen Independent School District,
GO Notes, Refunding	3.00	2/15/14	2,120,000		2,133,398
Dallas,
Waterworks and Sewer System
Revenue, CP (Liquidity
Facility: California Public
Employee Retirement System,
California State Tearchers
Retirement System and U.S.
Bank NA)	0.11	1/21/14	10,000,000		10,000,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.17	1/16/14	10,000,000		10,000,000
Fort Worth,
Water and Sewer System
Revenue, Refunding	5.00	2/15/14	4,700,000		4,765,967
Garland,
Electric Utility System
Revenue, CP (LOC; Sumitomo
Mitsui Banking Corporation)	0.14	12/17/13	15,000,000		15,000,000
Garland Independent School
District, GO Notes, Refunding	5.00	2/15/14	2,000,000		2,028,220
Gregg County Health Facilities
Development Corporation, HR
(Good Shepherd Medical Center
Project) (LOC; JPMorgan Chase
Bank)	0.13	11/7/13	7,160,000	a	7,160,000
Gulf Coast Waste Disposal
Authority, Environmental
Facilities Revenue (Air
Products Project)	0.07	11/7/13	13,000,000	a	13,000,000
Gulf Coast Waste Disposal
Authority, Environmental
Facilities Revenue (Air
Products Project)	0.07	11/7/13	19,000,000	a	19,000,000
Harris County,
CP (Liquidity Facility; Bank
of Tokyo-Mitsubishi UFJ)	0.13	12/17/13	33,000,000		33,000,000
Harris County,
GO Notes, TAN	2.00	2/28/14	15,000,000		15,090,382
Harris County Cultural Education
Facilities Finance
Corporation, Medical
Facilities Mortgage Revenue,

Refunding (Baylor College of
Medicine) (LOC; Barclays Bank
PLC)	0.08	11/7/13	13,800,000	a	13,800,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	12/19/13	50,300,000		50,300,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	12/19/13	6,535,000		6,535,000
Lower Colorado River Authority,
Revenue, CP (Lower Colorado
River Authority Transportation Services
Corporation) (Liquidity
Facility; JPMorgan Chase Bank)	0.15	11/4/13	18,000,000		18,000,000
Lower Colorado River Authority,
Revenue, CP (Lower Colorado
River Authority Transportation
Services Corporation)
(Liquidity Facility; JPMorgan
Chase Bank)	0.15	11/7/13	15,500,000		15,500,000
Lower Colorado River Authority,
Revenue, CP (Lower Colorado
River Authority Transportation
Services Corporation)
(Liquidity Facility; JPMorgan
Chase Bank)	0.16	11/7/13	17,600,000		17,600,000
Lower Colorado River Authority,
Revenue, CP (Lower Colorado
River Authority Transportation
Services Corporation)
(Liquidity Facility; JPMorgan
Chase Bank)	0.18	11/8/13	14,000,000		14,000,000
Lower Colorado River Authority,
Revenue, CP (Lower Colorado
River Authority Transportation
Services Corporation)
(Liquidity Facility; JPMorgan
Chase Bank)	0.12	11/26/13	3,175,000		3,175,000
Lubbock Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; Bank of America and
LOC; Permanent School Fund
Guarantee Program)	0.12	11/7/13	4,300,000	a	4,300,000
North Texas Tollway Authority,
Revenue, CP (LOC; JPMorgan
Chase Bank)	0.12	12/9/13	15,000,000		15,000,000
Port Arthur Navigation District
Industrial Development
Corporation, Exempt Facilities
Revenue (Air Products Project)	0.08	11/1/13	7,000,000	a	7,000,000
RBC Municipal Products Inc. Trust
(Series E-27) (Harris County
Health Facilities Development
Corporation, HR, Refunding

(Memorial Hermann Healthcare
System)) (Liquidity Facility;
Royal Bank of Canada and LOC;
Royal Bank of Canada)	0.08	11/7/13	15,000,000	a,b,c	15,000,000
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project)	0.11	11/7/13	23,000,000	a	23,000,000
Rockwall Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; Wells Fargo Bank and
LOC; Permanent School Fund
Guarantee Program)	0.08	11/7/13	18,000,000	a	18,000,000
San Antonio,
Electric and Gas Revenue, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.15	12/2/13	15,000,000		15,000,000
Texas,
TRAN	2.00	8/28/14	57,000,000		57,844,193
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue
(Citigroup ROCS, Series RR II
R-11746) (Liquidity Facility;
Citibank NA)	0.08	11/7/13	10,940,000	a,b,c	10,940,000
University of Texas System Board
of Regents, Financing System
Revenue, Refunding	0.07	11/7/13	49,800,000	a	49,800,000

Utah--1.6%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.07	11/7/13	32,000,000	a	32,000,000
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.07	11/7/13	100,000	a	100,000
Utah Housing Finance Agency,
MFHR, Refunding (Candlestick
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.12	11/7/13	6,400,000	a	6,400,000

Virginia--.5%
Arlington County Industrial
Development Authority,
Revenue, Refunding (County
Projects)	4.00	12/15/13	5,830,000		5,857,159
Harrisonburg Industrial
Development Authority,
Revenue, Refunding (Virginia
Mennonite Retirement
Community) (LOC; Branch
Banking and Trust Co.)	0.09	11/7/13	6,685,000	a	6,685,000

Washington--1.1%
King County Housing Authority,
Pooled Housing Revenue,
Refunding (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.08	11/7/13	24,540,000	a	24,540,000

Wisconsin--4.7%
Milwaukee Redevelopment Authority,
Redevelopment LR (University
of Wisconsin-Milwaukee
Kenilworth Project) (LOC; U.S.
Bank NA)	0.08	11/7/13	5,730,000	a	5,730,000
Oneida Tribe of Indians of
Wisconsin, Health Facilities
Revenue (LOC; Bank of America)	0.12	11/7/13	11,090,000	a	11,090,000
Racine,
Note Anticipation Notes	1.60	6/9/14	2,760,000		2,768,156
Wisconsin Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior
Credit Group) (Eclipse Funding
Trust, Series 0029) (Liquidity
Facility; U.S. Bank NA and
LOC; U.S. Bank NA)	0.08	11/7/13	22,890,000 a,b,c		22,890,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.20	12/5/13	29,000,000		29,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.20	1/9/14	22,000,000		22,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.14	11/7/13	5,935,000	a	5,935,000
Wisconsin Health and Educational
Facilities Authority, Revenue,
CP (Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.20	2/5/14	10,000,000		10,000,000

Wyoming--1.1%
Wyoming Student Loan Corporation,
Student Loan Revenue,
Refunding (LOC; Royal Bank of
Canada)	0.07	11/7/13	25,000,000	a	25,000,000

Total Investments (cost $2,340,291,959)			100.2%		2,340,291,959
Liabilities, Less Cash and Receivables			(.2%)		(4,614,068)
Net Assets			100.0%		2,335,677,891

a	Variable rate demand note - rate shown is the interest rate in effect at October 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, these securities amounted to $331,325,000 or 14.2% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At October 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of October 31, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	2,340,291,959
Level 3 - Significant Unobservable Inputs	-
Total	2,340,291,959

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Cash Management
October 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.4%	Rate (%)	Date	Amount ($)		Value ($)
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (California Alumni
Association Project) (LOC;
Bank of America)	0.13	11/7/13	4,100,000	a	4,100,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Jewish Community
Center of Orange County
Project) (LOC; Bank of America)	0.13	11/7/13	2,395,000	a	2,395,000
Alameda County Industrial
Development Authority,
Recovery Zone Facility Revenue
(Dale Hardware, Inc. Project)
(LOC; Comerica Bank)	0.10	11/7/13	2,490,000	a	2,490,000
Alameda County Industrial
Development Authority, Revenue
(Santini Foods, Inc. Project)
(LOC; Comerica Bank)	0.10	11/7/13	2,900,000	a	2,900,000
Alameda Public Financing
Authority, Revenue (Alameda
Point Improvement Project)
(LOC; California State
Teachers Retirement System)	0.10	11/7/13	4,900,000	a	4,900,000
Branch Banking and Trust Co.
Municipal Trust (Series 2000)
(California, GO Notes,
Refunding) (Liquidity
Facility; Branch Banking and
Trust Co. and LOC; Branch
Banking and Trust Co.)	0.12	11/7/13	11,060,000 a,b,c		11,060,000
California Community College
Financing Authority, TRAN
(Note Participations)	2.00	12/31/13	10,800,000		10,830,181
California Enterprise Development
Authority, IDR (Tri Tool Inc.
Project) (LOC; Comerica Bank)	0.13	11/7/13	9,320,000	a	9,320,000
California Enterprise Development
Authority, Recovery Zone
Facility Revenue (Regional
Properties, Inc. Project)
(LOC; FHLB)	0.09	11/7/13	15,000,000	a	15,000,000
California Health Facilities
Financing Authority, Revenue,
CP (Kaiser Permanente)	0.18	11/19/13	22,300,000		22,300,000
California Infrastructure and
Economic Development Bank,

Revenue (Goodwill Industries
of Orange County, California)
(LOC; Wells Fargo Bank)	0.13	11/7/13	1,385,000	a	1,385,000
California Infrastructure and
Economic Development Bank,
Revenue (Southern California
Public Radio Project) (LOC;
JPMorgan Chase Bank)	0.08	11/1/13	2,445,000	a	2,445,000
California Infrastructure and
Economic Development Bank,
Revenue (SRI International)
(LOC; Wells Fargo Bank)	0.09	11/7/13	2,535,000	a	2,535,000
California Infrastructure and
Economic Development Bank,
Revenue (The Westmark School
Project) (LOC; U.S. Bank NA)	0.09	11/7/13	6,410,000	a	6,410,000
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Pacific
Gas and Electric Company)
(LOC; Sumitomo Mitsui Bank
Corporation)	0.03	11/1/13	30,865,000	a	30,865,000
California Municipal Finance
Authority, Revenue (Notre Dame
High School, San Jose) (LOC;
Comerica Bank)	0.12	11/7/13	1,050,000	a	1,050,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC;
JPMorgan Chase Bank)	0.05	11/1/13	14,400,000	a	14,400,000
California Pollution Control
Financing Authority, SWDR
(Athens Services Project)
(LOC; Wells Fargo Bank)	0.10	11/7/13	31,065,000	a	31,065,000
California Pollution Control
Financing Authority, SWDR (Big
Bear Disposal, Inc. Project)
(LOC; Union Bank NA)	0.11	11/7/13	2,325,000	a	2,325,000
California Pollution Control
Financing Authority, SWDR
(Crown Disposal Company, Inc.
Project) (LOC; Union Bank NA)	0.11	11/7/13	2,825,000	a	2,825,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Union Bank NA)	0.11	11/7/13	8,130,000	a	8,130,000
California Pollution Control
Financing Authority, SWDR
(Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica
Bank)	0.12	11/7/13	2,550,000	a	2,550,000
California Pollution Control

Financing Authority, SWDR
(South Bay Recycling Project)
(LOC; Union Bank NA)	0.11	11/7/13	2,250,000	a	2,250,000
California Pollution Control
Financing Authority, SWDR,
Refunding (BLT Enterprises of
Fremont LLC Project) (LOC;
Union Bank NA)	0.11	11/7/13	8,740,000	a	8,740,000
California Pollution Control
Financing Authority, SWDR,
Refunding (MarBorg Industries
Project) (LOC; Union Bank NA)	0.11	11/7/13	2,750,000	a	2,750,000
California School Cash Reserve
Program Authority, Revenue	2.00	12/31/13	3,600,000		3,610,434
California School Cash Reserve
Program Authority, Revenue	2.00	4/1/14	6,300,000		6,346,760
California School Cash Reserve
Program Authority, Subordinate
Revenue	2.00	6/2/14	1,750,000		1,766,762
California Statewide Communities
Development Authority, Revenue
(Goodwill of Santa Cruz) (LOC;
Wells Fargo Bank)	0.13	11/7/13	1,555,000	a	1,555,000
California Statewide Communities
Development Authority, Revenue
(Metropolitan Area Advisory
Committee Project) (LOC; Bank
of America)	0.20	11/7/13	3,290,000	a	3,290,000
California Statewide Communities
Development Authority, Revenue
(Trinity Children and Family
Services Project) (LOC;
California State Teachers
Retirement System)	0.12	11/7/13	4,100,000	a	4,100,000
Desert Sands Unified School
District, GO Notes, TRAN	1.50	1/31/14	3,000,000		3,009,278
Deutsche Bank Spears/Lifers Trust
(Series DBE-525) (Golden State
Tobacco Securitization
Corporation, Enhanced Tobacco
Settlement Asset-Backed Bonds)
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.18	11/7/13	5,005,000	a,b,c	5,005,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-561) (Azusa Public
Financing Authority, Parity
Revenue (Water System Capital
Improvements Program)
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.18	11/7/13	5,100,000	a,b,c	5,100,000
Deutsche Bank Spears/Lifers Trust

(Series DBE-575) (Elk Grove
Finance Authority, Special Tax
Revenue) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.18	11/7/13	4,670,000	a,b,c	4,670,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1013) (Fontana
Public Financing Authority,
Tax Allocation Revenue (North
Fontana Redevelopment
Project)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.21	11/7/13	5,200,000 a,b,c		5,200,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1083) (California
Health Facilities Financing
Authority, Revenue (Catholic
Healthcare West)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.14	11/7/13	3,000,000 a,b,c		3,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1211) (Golden
State Tobacco Securitization
Corporation, Enhanced Tobacco
Settlement Asset-Backed Bonds)
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.15	11/7/13	22,160,000	a,b,c	22,160,000
Hillsborough,
COP (Water and Sewer Systems
Projects) (Liquidity Facility;
JPMorgan Chase Bank)	0.16	11/7/13	5,900,000	a	5,900,000
Irvine Reassessment District
Number 05-21, Limited
Obligation Improvement Bonds
(LOC: California State
Teachers Retirement System and
U.S. Bank NA)	0.06	11/1/13	28,600,000	a	28,600,000
Los Angeles County Schools Pooled
Financing Program, Pooled
TRAN, Participation
Certificates (Evidencing and
Representing Proportionate and
Undivided Interests of the
Owners of Certain Los Angeles
County School and Community
College Districts)	2.00	11/29/13	2,000,000		2,002,702
Los Angeles County Schools Pooled
Financing Program, Pooled
TRAN, Participation
Certificates (Evidencing and
Representing Proportionate and
Undivided Interests of the

Owners of Certain Los Angeles
County School and Community
College Districts)	2.00	12/31/13	7,200,000		7,219,186
Los Angeles County Schools Pooled
Financing Program, Pooled
TRAN, Participation
Certificates (Evidencing and
Representing Proportionate and
Undivided Interests of the
Owners of Certain Los Angeles
County School and Community
College Districts)	2.00	12/31/13	5,800,000		5,816,615
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC;
Wells Fargo Bank)	0.16	12/4/13	3,000,000		3,000,000
Manteca Redevelopment Agency,
Subordinate Tax Allocation
Revenue, Refunding (Amended
Merged Project Area) (LOC;
State Street Bank and Trust
Co.)	0.07	11/1/13	15,140,000	a	15,140,000
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(LOC; State Street Bank and
Trust Co.)	0.07	11/1/13	12,000,000	a	12,000,000
Orange County Irvine Coast
Assessment District Number
88-1, Limited Obligation
Improvement Bonds (LOC;
Sumitomo Mitsui Banking Corp.)	0.10	11/7/13	4,065,000	a	4,065,000
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project)
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.07	11/1/13	42,200,000	a	42,200,000
Ravenswood City School District,
GO Notes, TRAN	1.00	3/3/14	1,400,000		1,402,089
Riverside County Transportation
Commission, Sales Tax Revenue
(Liquidity Facility; JPMorgan
Chase Bank)	0.10	11/7/13	8,800,000	a	8,800,000
Sacramento County Housing
Authority, MFHR, Refunding
(Stonebridge Apartments) (LOC;
FNMA)	0.13	11/7/13	8,000,000	a	8,000,000
Sacramento Municipal Utility
District, Subordinated
Electric Revenue, Refunding

(LOC; Bank of America)	0.08	11/7/13	39,500,000	a	39,500,000
San Bernardino County,
MFHR, Refunding (Somerset
Apartments) (Liquidity
Facility; FNMA and LOC; FNMA)	0.13	11/7/13	1,800,000	a	1,800,000
San Diego County,
COP (Museum of Contemporary
Art San Diego) (LOC; Northern
Trust Company)	0.08	11/7/13	1,450,000	a	1,450,000
San Diego County and San Diego
County School Districts, GO
Notes, Tax and Revenue
Anticipation Note Program
(Note Participations)	2.00	4/30/14	5,000,000		5,043,812
San Pablo Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Tenth Township
Redevelopment Project) (LOC;
Union Bank NA)	0.07	11/1/13	17,100,000	a	17,100,000
Tahoe Forest Hospital District,
Revenue (LOC; U.S. Bank NA)	0.07	11/1/13	4,865,000	a	4,865,000
West Basin Municipal Water
District, Revenue, Refunding
COP (Liquidity Facility;
Citibank NA)	0.13	11/7/13	7,845,000	a	7,845,000

Total Investments (cost $495,582,819)			100.4%		495,582,819
Liabilities, Less Cash and Receivables			(.4%)		(2,088,414)
Net Assets			100.0%		493,494,405

a	Variable rate demand note - rate shown is the interest rate in effect at October 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, these securities amounted to $56,195,000 or 11.4% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At October 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration

FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of October 31, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	495,582,819
Level 3 - Significant Unobservable Inputs	-
Total	495,582,819

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Cash Management Fund

October 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.0%	Rate (%)	Date	Amount ($)		Value ($)
Ausable Valley Central School
District, GO Notes, BAN	1.00	6/26/14	2,800,000		2,808,345
Broome County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Good Shepherd Village
at Endwell, Inc. Project)
(LOC; M&T Trust)	0.13	11/7/13	3,160,000	a	3,160,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1152) (TSASC,
Inc., Tobacco Settlement
Asset-Backed Bonds) (Liquidity
Facility: Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.18	11/7/13	3,000,000 a,b,c		3,000,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Trust)	0.13	11/7/13	3,425,000	a	3,425,000
Dutchess County Industrial
Development Agency, Revenue
(Trinity-Pawling School
Corporation Civic Facility)
(LOC; PNC Bank NA)	0.08	11/7/13	1,000,000	a	1,000,000
East Farmingdale Volunteer Fire
Company Inc., Volunteer Fire
Department Revenue (LOC;
Citibank NA)	0.45	11/7/13	3,740,000	a	3,740,000
Franklin County Industrial
Development Agency, Civic
Facility Revenue (Paul Smith's
College Project) (LOC; U.S.
Bank NA)	0.10	11/7/13	885,000	a	885,000
Franklin County Industrial
Development Agency, Civic
Facility Revenue (Trudeau
Institute, Inc. Project) (LOC;
HSBC Bank USA)	0.16	11/7/13	1,545,000	a	1,545,000
Franklin County Industrial
Development Agency, Civic
Facility Revenue (Trudeau
Institute, Inc. Project) (LOC;
HSBC Bank USA)	0.16	11/7/13	130,000	a	130,000
Hamburg Central School District,
GO Notes, BAN	2.00	6/13/14	4,600,000		4,642,684
Holley Central School District,
GO Notes, BAN	1.25	6/19/14	1,100,000		1,104,957
Middletown,
GO Notes, BAN	1.00	2/21/14	1,400,000		1,402,350
Monroe County Industrial
Development Agency, Civic

Facility Revenue (The Glen at
Cherry Ridge, LLC Project)
(LOC; HSBC Bank USA)	0.10	11/7/13	4,800,000	a	4,800,000
Nassau County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Amsterdam at
Harborside Project) (LOC; Bank
of America)	0.37	11/7/13	5,000,000	a	5,000,000
New York City,
GO Notes (LOC; Bayerische
Landesbank)	0.12	11/7/13	2,700,000	a	2,700,000
New York City,
GO Notes (LOC; Mizuho Bank,
Ltd.)	0.08	11/1/13	3,300,000	a	3,300,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program -
Cobble Hill Health Center,
Inc. Project) (LOC; Bank of
America)	0.20	11/7/13	2,400,000	a	2,400,000
New York City Housing Development
Corporation, Multi-Family
Rental Housing Revenue
(Queenswood Apartments
Project) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.07	11/7/13	3,425,000	a	3,425,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC; TD
Bank)	0.15	11/7/13	3,985,000	a	3,985,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Children's
Oncology Society of New York,
Inc. Project) (LOC; JPMorgan
Chase Bank)	0.12	11/7/13	2,100,000	a	2,100,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Trust)	0.13	11/7/13	4,700,000	a	4,700,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; TD Bank)	0.15	11/7/13	3,000,000	a	3,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; State
Street Bank and Trust Co.)	0.07	11/1/13	1,135,000	a	1,135,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (World Trade Center
Project - Towers 3-4) (LOC;
JPMorgan Chase Bank)	0.10	11/7/13	1,035,000	a	1,035,000

New York Liberty Development
Corporation, Liberty Revenue,
Refunding (World Trade Center
Project - Towers 3-4) (LOC;
JPMorgan Chase Bank)	0.10	11/7/13	180,000	a	180,000
New York Liberty Development
Corporation, Recovery Zone
Revenue (3 World Trade Center
Project) (LOC; JPMorgan Chase
Bank)	0.10	11/7/13	585,000	a	585,000
New York Liberty Development
Corporation, Recovery Zone
Revenue (3 World Trade Center
Project) (LOC; JPMorgan Chase
Bank)	0.10	11/7/13	515,000	a	515,000
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue,
Refunding (Liquidity Facility;
Bank of America)	0.13	11/7/13	1,000,000	a	1,000,000
New York State Dormitory
Authority, Revenue (Le Moyne
College) (LOC; TD Bank)	0.08	11/7/13	1,200,000	a	1,200,000
New York State Housing Finance
Agency, Housing Revenue (505
West 37th Street) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.09	11/1/13	7,800,000	a	7,800,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.11	11/7/13	6,435,000	a	6,435,000
Northern Adirondack Central School
District at Ellenburg, GO
Notes, BAN	2.00	6/26/14	3,000,000		3,028,526
Orange County Industrial
Development Agency, Civic
Facility Revenue (Tuxedo Park
School Project) (LOC; M&T
Trust)	0.13	11/7/13	200,000	a	200,000
Port Authority of New York and New
Jersey, Equipment Notes	0.13	11/7/13	2,800,000	a	2,800,000
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; TD Bank)	0.08	11/7/13	1,420,000	a	1,420,000
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (Hampton Day
School Civic Facility) (LOC;
JPMorgan Chase Bank)	0.13	11/7/13	1,000,000	a	1,000,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Crouse Health Hospital, Inc.
Project) (LOC; HSBC Bank USA)	0.09	11/7/13	1,215,000	a	1,215,000
Triborough Bridge and Tunnel
Authority, General Revenue

(MTA Bridges and Tunnels)
(LOC; California Public
Employees Retirement System)	0.07	11/1/13	9,160,000	a	9,160,000
West Seneca Central School
District, GO Notes, BAN	1.00	11/27/13	2,615,000		2,615,740

Total Investments (cost $103,577,602)			99.0%		103,577,602
Cash and Receivables (Net)			1.0%		1,059,536
Net Assets			100.0%		104,637,138

a Variable rate demand note - rate shown is the interest rate in effect at October 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, this security amounted to $3,000,000 or 2.9% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At October 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants

TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of October 31, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	103,577,602
Level 3 - Significant Unobservable Inputs	-
Total	103,577,602

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 18, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	December 18, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)